Capital and reserves (Tables)	9 Months Ended
Sep. 30, 2022
Capital and Reserves [Abstract]
Issued share capital	The table below shows the movement in the number of issued shares during the nine months ended September 30, 2022.

	Ordinary Shares	Deferred Shares
At January 1, 2022	43,862,850	5,793,501
New shares issued for cash	3,733,333	—
Exercise of share options	308,776	—
At September 30, 2022	47,904,959	5,793,501